SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED PAYMENTS
Schedule of measurement of fair value of share-based payments

	Options with	Options with
	service	service
	conditions	conditions and
	only	market conditions	RSUs
The number of shares arising from the exercise of the options and from the vesting of the RSUs (in thousands)	9,996	1,563	650
The parameters included when calculating fair value:
The share price (at the grant date) (in NIS)	1.46 – 2.34	1.65 – 1.86	1.65 – 1.86
The exercise price (in NIS)	1.28 – 2.35	1.72 – 1.86	0.00
Expected volatility	51% – 55%	51% – 55%	55%
Expected lifetime	3.0– 7.5 years	3.0– 7.5 years	N/A
Risk-free interest rate	0.10% – 0.79%	0.43% – 0.72%	N/A
Expected dividend rate	0%	0%	0%

Schedule of reconciliation of outstanding options and RSU's

The number of options and RSUs and the range of exercise price for every option:

	Year Ended December 31,
	2020		2019		2018
		Range of		Range of		Range of
	Number of	exercise price	Number of	exercise price	Number of	exercise price
	awards	(NIS)	awards	(NIS)	awards	(NIS)
Outstanding at beginning of year	42,330,964	1.02 - 2.50	32,360,793	0.23 – 2.50	32,649,852	0.23 – 2.50
Granted during the year	11,558,773	1.28 – 2.35	13,601,699	1.04 – 1.47	3,016,330	1.02 – 1.29
Forfeited and expired during the year	(4,330,901)	—	(2,091,128)	—	(2,208,589)	—
Exercised during the year (2) (3)	(635,747)	1.10 – 2.02	(1,540,400)	0.23 – 0.48	(1,096,800)	0.23 – 0.51

Outstanding at end of year (1)	48,923,089	1.02 - 2.50	42,330,964	1.02 - 2.50	32,360,793	0.23 - 2.50

Exercisable at end of year	23,037,528	1.02 - 2.50	10,127,684	1.12 - 2.50	10,114,392	0.23 - 2.50

(1) Including:
Options with service conditions only	30,203,551		21,954,791		15,661,344
Options with service conditions and market conditions	18,719,538		20,376,173		16,699,449
Total	48,923,089		42,330,964		32,360,793

(2) The weighted average share price upon exercise of the options, for options exercised in the year ended December 31, 2020 and 2019 and 2018 was $0.69,  $0.36 and $0.35, respectively.

(3) The weighted average remaining contractual life of the options and RSUs outstanding as of December 31, 2020, 2019 and 2018 was 3.71 years, 5.59 years and 5.74 years, respectively.

Schedule of number of RSUs with service conditions, market conditions and range of exercise price

The number of RSUs and the range of exercise price for every RSU:

	Year Ended December 31,
	2020		2019		2018
	Number of	Range of exercise	Number of	Range of exercise	Number of	Range of exercise
	awards	price (NIS)	awards	price (NIS)	awards	price (NIS)
Outstanding at beginning of year	4,328,395	0.00 – 0.30	3,441,420	0.00 – 0.30	3,242,632	0.00 – 0.30
Granted during the year	649,820	0.00	981,472	0.00	295,726	0.00 – 0.30
Forfeited and expired during the year	(567,469)	0.00	(94,497)	0.00	(96,938)	0.00
Vested for RSUs with no exercise price and exercised for options and for RSUs with an exercise price of NIS 0.30	(1,136,167)	0.00 – 0.30	—	—	—	—

Outstanding at end of year (1)	3,274,579	0.00 – 0.30	4,328,395	0.00 – 0.30	3,441,420	0.00 – 0.30
(1) Including
RSUs with service conditions only	281,778	0.00	—	—	—	—
RSUs with service conditions and market conditions	1,968,079	0.00 – 0.30	4,328,395	0.00 – 0.30	3,441,420	0.00 – 0.30
Vested, which were not yet exercised	1,024,722	0.30	—	—	—	—
Total	3,274,579	0.00 – 0.30	4,328,395	0.00 – 0.30	3,441,420	0.00 – 0.30

Schedule of share-based compensation expenses relating to share-based awards recognized

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
Cost of revenues	$33	$10	$10
Selling and marketing expenses	536	382	295
Research and development expenses	289	171	104
General and administrative expense	611	672	612
Financial expenses	26	24	—
	$1,495	$1,259	$1,021